Schedule of Valuation Assumptions for All Awards Issued (Detail)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.10%	1.10%
Dividend yield	[1]		2.30%	2.30%
Expected life in years		0 years	3 years 4 months 24 days	3 years 10 months 24 days
Expected volatility			24.00%	28.00%
Restricted Stock Units (RSUs) and Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		2.20%

[1]	The dividend yield assumption is used for both SOs and the RSUs granted in 2015 and 2014.